EQUITY - Schedule Of Non-Controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity	$ 97,150	$ 79,872	$ 69,688
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	67,335	51,628	$ 43,235
Non-controlling interests | Common shares
Disclosure of classes of share capital [line items]
Equity	62,109	47,281
Non-controlling interests | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 5,226	$ 4,347